UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2015

Date of reporting period:	May 31, 2015

Item 1. Schedule of Investments:

Putnam Global Industrials Fund

The fund's portfolio
5/31/15 (Unaudited)

COMMON STOCKS (96.1%)(a)
		Shares	Value

Aerospace and defense (56.4%)

Airbus Group NV (France)		6,161	$419,531

BAE Systems PLC (United Kingdom)		22,971	180,811

Bombardier, Inc. Class B (Canada)		643,812	1,335,667

Embraer SA ADR (Brazil)		994	29,939

General Dynamics Corp.		2,933	411,089

Honeywell International, Inc.		17,402	1,813,288

L-3 Communications Holdings, Inc.		15,174	1,787,649

Meggitt PLC (United Kingdom)		3,852	29,937

Northrop Grumman Corp.		12,821	2,040,847

Raytheon Co.		7,541	778,684

Rockwell Collins, Inc.		1,362	129,649

United Technologies Corp.		4,435	519,649

			9,476,740
Airlines (2.9%)

American Airlines Group, Inc.		11,424	484,035

			484,035
Auto components (2.5%)

Toyota Industries Corp. (Japan)		7,100	426,270

			426,270
Automobiles (0.4%)

Toyota Motor Corp. (Japan)		900	62,054

			62,054
Building products (2.3%)

Allegion PLC (Ireland)		6,327	395,058

			395,058
Commercial services and supplies (7.0%)

Tyco International PLC		29,275	1,181,539

			1,181,539
Construction and engineering (0.2%)

Mota-Engil SGPS SA (Portugal)(NON)		13,776	36,918

			36,918
Electrical equipment (2.1%)

Hubbell, Inc. Class B		3,294	355,851

			355,851
Electronic equipment, instruments, and components (1.2%)

Anixter International, Inc.(NON)		2,508	170,544

Hollysys Automation Technologies, Ltd. (China)		1,409	35,873

			206,417
Energy equipment and services (0.1%)

Ezion Holdings, Ltd. (Singapore)		29,780	22,439

			22,439
Industrial conglomerates (7.9%)

General Electric Co.		3,507	95,636

Koninklijke Philips NV (Netherlands)		4,863	132,484

Rheinmetall AG (Germany)		10,852	570,491

Siemens AG (Germany)		5,078	534,181

			1,332,792
IT Services (1.4%)

CACI International, Inc. Class A(NON)		2,665	228,177

			228,177
Machinery (4.1%)

China Automation Group, Ltd. (China)(NON)		406,000	88,478

IHI Corp. (Japan)		7,000	33,651

KION Group AG (Germany)		1,798	85,358

Manitowoc Co., Inc. (The)		25,340	477,912

			685,399
Metals and mining (—%)

Sundance Resources, Ltd. (Australia)(NON)		450,853	7,593

			7,593
Trading companies and distributors (7.5%)

HD Supply Holdings, Inc.(NON)		23,280	755,436

Kanamoto Co., Ltd. (Japan)		6,200	175,100

Wolseley PLC (United Kingdom)		5,294	326,971

			1,257,507
Transportation infrastructure (0.1%)

Fraport AG Frankfurt Airport Services Worldwide (Germany)		176	11,552

			11,552

Total common stocks (cost $13,740,036)			$16,170,341

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
		Shares	Value

United Technologies Corp. $3.75 cv. pfd.		358	$21,809

Total convertible preferred stocks (cost $17,900)			$21,809

SHORT-TERM INVESTMENTS (2.2%)(a)
		Principal amount/shares	Value

Putnam Short Term Investment Fund 0.07%(AFF)	Shares	354,922	$354,922

U.S. Treasury Bills 0.02%, August 20, 2015(SEGSF)		$10,000	10,000

Total short-term investments (cost $364,922)			$364,922

TOTAL INVESTMENTS

Total investments (cost $14,122,858)(b)			$16,557,072

FORWARD CURRENCY CONTRACTS at 5/31/15 (aggregate face value $12,684,409) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Buy	6/17/15	$859,802	$879,950	$(20,148)
	Japanese Yen	Buy	8/19/15	476,422	493,084	(16,662)
Barclays Bank PLC
	Australian Dollar	Sell	7/15/15	5,721	6,127	406
	Canadian Dollar	Sell	7/15/15	167,382	164,530	(2,852)
	Euro	Sell	6/17/15	44,490	45,361	871
	Hong Kong Dollar	Buy	8/19/15	227,887	227,997	(110)
	Japanese Yen	Buy	8/19/15	738,907	764,916	(26,009)
	Singapore Dollar	Buy	8/19/15	30,433	30,928	(495)
	Swiss Franc	Buy	6/17/15	82,183	80,984	1,199
Citibank, N.A.
	Canadian Dollar	Buy	7/15/15	40,660	39,966	694
	Danish Krone	Buy	6/17/15	208,859	212,863	(4,004)
	Euro	Buy	6/17/15	78,983	78,469	514
	Japanese Yen	Sell	8/19/15	91,031	90,737	(294)
Credit Suisse International
	British Pound	Buy	6/17/15	5,349	5,380	(31)
	Canadian Dollar	Buy	7/15/15	160,231	157,472	2,759
	Euro	Sell	6/17/15	344,492	352,551	8,059
	Japanese Yen	Buy	8/19/15	19,224	19,896	(672)
	Swedish Krona	Buy	6/17/15	48,943	48,192	751
	Swiss Franc	Sell	6/17/15	13,094	12,914	(180)
Deutsche Bank AG
	Australian Dollar	Buy	7/15/15	100,079	99,494	585
	British Pound	Sell	6/17/15	621,223	617,605	(3,618)
	Euro	Sell	6/17/15	321,314	316,953	(4,361)
Goldman Sachs International
	Canadian Dollar	Sell	7/15/15	742,413	729,318	(13,095)
	Euro	Buy	6/17/15	1,289,759	1,305,836	(16,077)
	Japanese Yen	Buy	8/19/15	341,035	353,031	(11,996)
HSBC Bank USA, National Association
	British Pound	Buy	6/17/15	381,597	377,818	3,779
	Canadian Dollar	Sell	7/15/15	63,883	65,713	1,830
	Euro	Buy	6/17/15	292,533	299,303	(6,770)
	Japanese Yen	Buy	8/19/15	39,303	39,325	(22)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/15/15	20,214	20,101	113
	British Pound	Buy	6/17/15	61,282	61,637	(355)
	Canadian Dollar	Buy	7/15/15	188,355	183,224	5,131
	Euro	Sell	6/17/15	716,117	715,094	(1,023)
	Japanese Yen	Buy	8/19/15	364,195	377,023	(12,828)
	Singapore Dollar	Buy	8/19/15	81,302	82,607	(1,305)
	Swedish Krona	Buy	6/17/15	201,791	205,371	(3,580)
	Swiss Franc	Buy	6/17/15	182,250	179,621	2,629
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/15/15	46,912	46,379	533
	Canadian Dollar	Buy	7/15/15	52,312	53,719	(1,407)
	Euro	Sell	6/17/15	625,711	679,065	53,354
	Japanese Yen	Buy	8/19/15	36,196	37,473	(1,277)
	Singapore Dollar	Buy	8/19/15	34,949	35,518	(569)
	Swedish Krona	Buy	6/17/15	190,870	194,930	(4,060)
	Swiss Franc	Buy	6/17/15	95,170	91,482	3,688
UBS AG
	Australian Dollar	Buy	7/15/15	82,534	82,070	464
	British Pound	Buy	6/17/15	559,482	561,221	(1,739)
	Canadian Dollar	Buy	7/15/15	132,990	130,688	2,302
	Euro	Sell	6/17/15	54,157	65,266	11,109
	Swedish Krona	Buy	6/17/15	52,639	53,769	(1,130)
	Swiss Franc	Buy	6/17/15	136,687	134,207	2,480
WestPac Banking Corp.
	Canadian Dollar	Sell	7/15/15	456,263	448,400	(7,863)
	Euro	Sell	6/17/15	321,315	328,831	7,516

Total						$(53,766)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2014 through May 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $16,822,902.
(b)	The aggregate identified cost on a tax basis is $14,335,778, resulting in gross unrealized appreciation and depreciation of $2,530,052 and $308,758, respectively, or net unrealized appreciation of $2,221,294.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$2,041,115	$15,916,622	$17,602,815	$692	$354,922
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $136,766 to cover certain derivative contracts.
	DIVERSIFICATION BY COUNTRY⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	70.2%
	Canada	8.1
	Germany	7.3
	Japan	4.2
	United Kingdom	3.2
	France	2.5
	Ireland	2.4
	Netherlands	0.8
	China	0.8
	Other	0.5

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $128,200 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $10,000 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$—	$488,324	$—
Energy	—	22,439	—
Industrials	14,920,162	297,229	—
Information technology	434,594	—	—
Materials	—	7,593	—
Total common stocks	15,354,756	815,585	—
Convertible preferred stocks	—	21,809	—
Short-term investments	354,922	10,000	—

Totals by level	$15,709,678	$847,394	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(53,766)	$—

Totals by level	$—	$(53,766)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$110,766	$164,532

Total	$110,766	$164,532

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$17,800,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$—	$2,476	$1,208	$11,569	$585	$—	$5,609	$7,873	$57,575	$16,355	$7,516	$110,766

	Total Assets	$—	$2,476	$1,208	$11,569	$585	$—	$5,609	$7,873	$57,575	$16,355	$7,516	$110,766

	Liabilities:
	Forward currency contracts#	36,810	29,466	4,298	883	7,979	41,168	6,792	19,091	7,313	2,869	7,863	164,532

	Total Liabilities	$36,810	$29,466	$4,298	$883	$7,979	$41,168	$6,792	$19,091	$7,313	$2,869	$7,863	$164,532

	Total Financial and Derivative Net Assets	$(36,810)	$(26,990)	$(3,090)	$10,686	$(7,394)	$(41,168)	$(1,183)	$(11,218)	$50,262	$13,486	$(347)	$(53,766)
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$(10,000)	$—	$—	$—	$—	$—
	Net amount	$(36,810)	$(26,990)	$(3,090)	$10,686	$(7,394)	$(31,168)	$(1,183)	$(11,218)	$50,262	$13,486	$(347)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 29, 2015